Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses [Abstract]
Research and development	$ 2,546	$ 1,709
General and administrative	157,870	2,981
Total operating expenses	160,416	4,690
Loss from operations	(160,416)	(4,690)
Net loss and comprehensive loss	$ (160,416)	$ (4,690)
Net loss per share, basic	$ (0.78)	$ (0.02)
Net loss per share, diluted	$ (0.78)	$ (0.02)
Weighted average shares of common stock outstanding, basic	204,784,615	200,000,000
Weighted average shares of common stock outstanding, diluted	204,784,615	200,000,000